Equity - Share capital (Details) € / shares in Units, $ / shares in Units, € in Thousands				12 Months Ended
	Oct. 06, 2021 USD ($) $ / shares shares	Jul. 29, 2021 USD ($) $ / shares shares	Oct. 13, 2015 EUR (€)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Jun. 22, 2016 $ / shares	Jun. 21, 2016 $ / shares	Dec. 23, 2015 $ / shares shares	Dec. 23, 2015 € / shares shares	Oct. 14, 2015 $ / shares	Oct. 13, 2015 USD ($) $ / shares shares	Feb. 05, 2015 $ / shares shares
Disclosure of classes of share capital [line items]
Issue of equity			€ 50,000	$ 86,398,000
Par value per share | $ / shares				$ 0.01	$ 0.01			$ 0.01	$ 7.50
Par value per consolidated share | $ / shares													$ 1.00
Share issuance costs | $				$ 43,755,000
Proceeds from equity issuance | $				$ 40,000,000
Number of shares outstanding				187,313,460
Number of shares outstanding, including treasury shares				188,882,316	170,863,773
Treasury shares				1,568,854
Issued capital | $				$ 1,962,000	$ 1,784,000
Number of ordinary shares issued					0	0
Equity | $				$ 320,031,000	$ 365,719,000	$ 602,297,000	$ 884,372,000
Equity Distribution Agreement With B. Riley Securities, Inc. and Cantor Fitzgerald & Co
Disclosure of classes of share capital [line items]
Shares issued (in shares)	186,053
Proceeds from equity issuance | $	$ 1,400,000
Equity Distribution Agreement With B. Riley Securities, Inc. and Cantor Fitzgerald & Co | Maximum
Disclosure of classes of share capital [line items]
Issue of equity | $	$ 100,000,000
Globe Specialty Metals Inc
Disclosure of classes of share capital [line items]
Par value per share | $ / shares										$ 0.0001
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)										1	1		14	1
Par value per share | $ / shares										$ 7.50		$ 7.50	$ 1.00	$ 1.00
Shares consolidated													15
New shares issued after consolidation													2
Equity | $													$ 15.00
Ordinary shares [member] | Equity Distribution Agreement With B. Riley Securities, Inc. and Cantor Fitzgerald & Co
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.01
Class A
Disclosure of classes of share capital [line items]
Shares issued (in shares)										98,078,161	98,078,161
Par value per share | $ / shares										$ 7.50
Preference shares [member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)													50,000
Grupo Villar Mir SAU
Disclosure of classes of share capital [line items]
The number of beneficially shares owned				91,125,519
Outstanding shares owned by main shareholders (as a percentage)				48.60%
Grupo Villar Mir SAU | Grupo FerroAtlantica S.A.U.
Disclosure of classes of share capital [line items]
Par value per share | € / shares											€ 1,000
Rubric Capital Management LP [Member]
Disclosure of classes of share capital [line items]
Issue of equity | $		$ 40,000,000
Share issuance costs | $		$ 6,647,000
The number of beneficially shares owned				13,648,711
Outstanding shares owned by main shareholders (as a percentage)				7.30%
Rubric Capital Management LP [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)		8,918,618
Issue of equity | $		$ 40,000,000
Par value per share | $ / shares		$ 0.01
Number of shares issued as equity work fee		1,900,000
Number of shares issued to bondholders related to financing transactions		7,013,872
Issue of equity work fee and bondholder equity stake | $		$ 51,522,000
The Goldman Sachs Group, Inc [Member]
Disclosure of classes of share capital [line items]
The number of beneficially shares owned				9,806,757
Outstanding shares owned by main shareholders (as a percentage)				5.20%